PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Schedule of Group's subsidiaries that have material non-controlling interests

	2018	2019
Percentage of equity interest held by non-controlling interests

Ningxia Energy	29.18%	29.18%
Shanxi Zhongrun	60.00%	56.61%
Guizhou Huaren	60.00%	60.00%

Profit for the year allocated to non-controlling interests

Ningxia Energy	214,479	240,504
Shanxi Zhongrun	291,009	69,701
Guizhou Huaren	20,783	198,016

Dividends distributed to non-controlling interests

Ningxia Energy	351,979	76,469
Shanxi Zhongrun	200,000	—
Guizhou Huaren	—	—

Accumulated balances of non-controlling interests at the Year ended

Ningxia Energy	4,757,014	4,978,089
Shanxi Zhongrun	782,176	996,686
Guizhou Huaren	820,675	1,028,426

Ningxia Energy
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Summarized financial information of subsidiaries

2018	Ningxia Energy
Revenue	6,714,040
Total expenses	6,555,933
Profit for the year	158,107
Total comprehensive income for the year	158,107

Current assets	5,036,413
Non-current assets	32,677,977
Current liabilities	8,723,922
Non-current liabilities	18,367,979

Net cash flows from operating activities	2,755,612
Net cash flows used in investing activities	(1,616,513)
Net cash flows from financing activities	(991,998)
Effect of foreign exchange rate changes, net	—

Net increase in cash and cash equivalents	147,101

2019	Ningxia Energy
Revenue	6,695,724
Total expenses	6,314,098
Profit for the year	381,626
Total comprehensive income for the year	381,626

Current assets	5,081,743
Non-current assets	32,133,495
Current liabilities	8,688,475
Non-current liabilities	17,559,995

Net cash flows from operating activities	3,274,683
Net cash flows used in investing activities	(939,054)
Net cash flows from financing activities	(2,611,597)
Effect of foreign exchange rate changes, net	—

Net decrease in cash and cash equivalents	(275,968)

Shanxi Zhongrun
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Summarized financial information of subsidiaries

2018	Shanxi Zhongrun
Revenue	645,413
Total expenses	644,596
Profit for the year	817
Total comprehensive income for the year	817

Current assets	605,140
Non-current assets	3,421,608
Current liabilities	790,819
Non-current liabilities	2,258,089

Net cash flows from operating activities	(19,718)
Net cash flows used in investing activities	(781,869)
Net cash flows from/financing activities	(1,335,579)
Effect of foreign exchange rate changes, net	—

Net decrease in cash and cash equivalents	(2,137,166)

2019	Shanxi Zhongrun
Revenue	2,204,777
Total expenses	2,081,652
Profit for the year	123,125
Total comprehensive income for the year	123,125

Current assets	783,726
Non-current assets	4,010,818
Current liabilities	1,084,890
Non-current liabilities	2,093,735

Net cash flows from operating activities	234,014
Net cash flows used in investing activities	(402,636)
Net cash flows from financing activities	307,452
Effect of foreign exchange rate changes, net	—

Net increase in cash and cash equivalents	138,830

Guizhou Huaren
PARTLY-OWNED SUBSIDIARIES WITH MATERIAL NON-CONTROLLING INTERESTS
Summarized financial information of subsidiaries

2018	Guizhou Huaren
Revenue	4,282,882
Total expenses	4,248,243
Profit for the year	34,639
Total comprehensive income for the year	34,639

Current assets	1,169,453
Non-current assets	3,038,875
Current liabilities	1,381,541
Non-current liabilities	1,458,995

Net cash flows from operating activities	134,781
Net cash flows used in investing activities	(510,243)
Net cash flows from/financing activities	(115,222)
Effect of foreign exchange rate changes, net	—

Net decrease in cash and cash equivalents	(490,684)

Guizhou
2019	Huaren

Revenue	5,982,665
Total expenses	5,677,075
Profit for the year	305,590
Total comprehensive income for the year	305,590

Current assets	1,034,442
Non-current assets	2,650,822
Current liabilities	1,164,346
Non-current liabilities	1,006,360

Net cash flows from operating activities	565,027
Net cash flows used in investing activities	(91,319)
Net cash flows from financing activities	(354,187)
Effect of foreign exchange rate changes, net	—

Net increase in cash and cash equivalents	119,521